Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Total Core Capital (to Risk- Weighted Assets), Actual amount	$ 29,264	$ 20,757
Total Core Capital (to Risk- Weighted Assets), Actual ratio	18.45%	15.12%
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes amount	$ 12,689	$ 10,980
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes ratio	8.00%	8.00%
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 15,861	$ 13,725
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer	$ 16,654
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer ratio	10.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual amount	$ 28,274	$ 19,946
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio	17.83%	14.53%
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes amount	$ 9,516	$ 8,235
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes ratio	6.00%	6.00%
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 12,689	$ 10,980
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer	$ 13,482
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer ratio	8.50%
Tier 1 Common Equity (to Risk-Weighted Assets), Actual amount	$ 28,274	$ 19,946
Tier 1 Common Equity (to Risk-Weighted Assets), Actual ratio	17.83%	14.53%
Tier 1 Common Equity (to Risk-Weighted Assets), For Capital Adequacy Purposes	$ 7,137	$ 6,176
Tier 1 Common Equity (to Risk-Weighted Assets), For capital adequacy purposes ratio	4.50%	4.50%
Tier 1 Common Equity (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 10,309	$ 8,921
Tier 1 Common Equity (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer	$ 11,102
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer ratio	7.00%
Tier 1 Capital (to Assets), Actual amount	$ 28,274	$ 19,946
Tier 1 Capital (to Assets), Actual ratio	10.70%	7.85%
Tier 1 Capital (to Assets), For adequacy purpose	$ 10,572	$ 10,167
Tier 1 Capital (to Assets), For adequacy purpose ratio	4.00%	4.00%
Tier 1 Capital (to Assets), To be well capitalized	$ 13,214	$ 12,709
Tier 1 Capital (to Assets), To well capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Assets), To well capitalized with buffer	$ 13,214
Tier 1 Capital (to Assets), To well capitalized with buffer ratio	5.00%